Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: November 12, 2025

Payment Date	11/17/2025
Collection Period Start	10/1/2025
Collection Period End	10/31/2025
Interest Period Start	10/15/2025
Interest Period End	11/16/2025

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Mar-24
Class A-2 Notes	$—	$—	$—	—	May-26
Class A-3 Notes	$231,253,104.47	$21,935,931.85	$209,317,172.62	0.440668	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$370,633,104.47	$21,935,931.85	$348,697,172.62

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$406,266,594.62	$382,206,580.27	0.255530
YSOC Amount	$32,242,288.77	$30,118,206.27
Adjusted Pool Balance	$374,024,305.85	$352,088,374.00
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.90000%	ACT/360	$—
Class A-2 Notes	$—	5.20000%	30/360	$—
Class A-3 Notes	$231,253,104.47	4.87000%	30/360	$938,502.18
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$370,633,104.47			$1,519,513.18

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$406,266,594.62	$382,206,580.27
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$374,024,305.85	$352,088,374.00
Number of Receivables Outstanding	34,003	33,170
Weighted Average Contract Rate	3.96%	3.96%
Weighted Average Remaining Term (months)	29.0	28.1

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,352,267.20
Principal Collections	$23,797,944.89
Liquidation Proceeds	$250,639.55
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$25,400,851.64
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$25,400,851.64

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$338,555.50	$338,555.50	$—	$—	$25,062,296.14
Interest - Class A-1 Notes	$—	$—	$—	$—	$25,062,296.14
Interest - Class A-2 Notes	$—	$—	$—	$—	$25,062,296.14
Interest - Class A-3 Notes	$938,502.18	$938,502.18	$—	$—	$24,123,793.96
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$23,732,283.96
First Allocation of Principal	$—	$—	$—	$—	$23,732,283.96
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$23,674,992.96
Second Allocation of Principal	$—	$—	$—	$—	$23,674,992.96
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$23,614,424.96
Third Allocation of Principal	$4,984,730.47	$4,984,730.47	$—	$—	$18,629,694.49
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$18,558,052.49
Fourth Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$4,998,052.49
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,998,052.49
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$1,606,851.11
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,606,851.11
Remaining Funds to Certificates	$1,606,851.11	$1,606,851.11	$—	$—	$—
Total	$25,400,851.64	$25,400,851.64	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$32,242,288.77
Increase/(Decrease)	$(2,124,082.50)
Ending YSOC Amount	$30,118,206.27

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$374,024,305.85	$352,088,374.00
Note Balance	$370,633,104.47	$348,697,172.62
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.07%	16	$262,069.46
Liquidation Proceeds of Defaulted Receivables[2]	0.07%	187	$250,639.55
Monthly Net Losses (Liquidation Proceeds)			$11,429.91
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.05%
Second Preceding Collection Period			0.10%
Preceding Collection Period			0.48%
Current Collection Period			0.03%
Four-Month Average Net Loss Ratio			0.16%
Cumulative Net Losses for All Periods			$4,590,144.63
Cumulative Net Loss Ratio			0.31%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.45%	107	$1,731,249.35
60-89 Days Delinquent	0.16%	37	$593,048.12
90-119 Days Delinquent	0.06%	14	$245,002.40
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.67%	158	$2,569,299.87

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		9	$186,167.74
Total Repossessed Inventory		15	$293,432.57

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		51	$838,050.52
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.24%
Second Preceding Collection Period			0.26%
Preceding Collection Period			0.22%
Current Collection Period			0.22%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of October 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.87	0.23%	54	0.16%